Annual Total Returns [BarChart] - LVIP Baron Growth Opportunities Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	4.02%
2012	18.24%
2013	40.06%
2014	4.85%
2015	(4.77%)
2016	5.57%
2017	27.56%
2018	(3.70%)
2019	36.38%
2020	34.41%